Consolidated Statements of Financial Condition (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses (in Dollars)	$ 6,578,087	$ 6,864,497
Treasury stock shares	2,613	2,613
Common stock, authorized	640,000	640,000
Common stock, issued	118,917	118,917